Pension Plans and Other Benefit Plans	12 Months Ended
Dec. 31, 2025
Pension Plans and Other Benefit Plans
Pension Plans and Other Benefit Plans
(26)	Pension Plans and Other Benefit Plans

The Group offers certain employees pension plans and other long-term benefits. These plans include both defined contribution plans, under which the Group’s obligations are limited to making periodic contributions and do not impact the balance sheet, and defined benefit plans, which involve future commitments and are recognized on the balance sheet as employee benefit liabilities.

Obligations arising from defined benefit plans are calculated using actuarial methods and updated annually. Contributions to defined contribution plans are recorded as an expense in the period in which they accrue.

a) Defined Contribution Plans

For defined contribution plans, the Group is responsible for making a previously agreed contribution and does not assume any additional obligation or commitment beyond the agreed contribution.

The Group’s annual contribution to defined contribution pension plans of Spanish Group companies for 2025 has amounted to Euros 1 million (Euros 1 million for 2024).

Additionally, the Group has a defined contribution plan (savings plan), which qualifies as a deferred salary arrangement under Section 401 (k) of the Internal Revenue Code (IRC). Once eligible, employees may elect to contribute a portion of their salaries to the savings plan, subject to certain limitations. The Group matches 100% of the first 4% of employee contributions and 50% of the next 2%. Group and employee contributions are fully vested when contributed. The total cost of matching contributions to the savings plan was US Dollars 36 million in 2025 (US Dollars 34 million in 2024).

The Group also has a defined benefit pension plan for certain former Talecris Biotherapeutics, GmbH employees in Germany as required by statutory law. The pension cost relating to this plan is not material for the periods presented.

b) Defined Benefit Plans

The Group has established retirement benefits and employment commitments for certain employees, primarily from its German companies. These benefits are based on employees’ length of service and salary. The pension plans are voluntary and are not subject to statutory or legal obligations. The amount of pension liabilities largely depends on fluctuations in interest rates and the life expectancy of the beneficiaries. The liabilities arising from these plans are presented under the provisions heading (see Note 18).

In financial year 2025, assets of Euros 11 million, were mainly held by a trustee, company of the group, under a contractual trust arrangement (CTA) as external insolvency insurance for portions of the occupational pension scheme (Euros 11 million at 31 December 2024). Since the transferred funds qualify as plan assets in accordance with IAS 19, provisions for pensions and similar obligations were netted with the transferred assets. As a result, provisions for pensions and similar obligations were reduced accordingly.

At 31 December 2025 and 2024, the net defined benefit liability of the Group comprises the following:

	Millions of Euros
	31/12/2025	31/12/2024
From pension plans	93	95
From similar obligations	17	18
Net present value of defined benefit obligations	110	113
For pension plans	9	9
For similar obligations	2	2
Fair value of plan assets	11	11
From pension plans	84	86
From similar obligations	15	16
Net defined benefit liability	99	102

The costs for the defined benefit plans consist of the following components:

	Millions of Euros
	31/12/2025	31/12/2024
Current service cost	5	5
Net interest expenses	3	3
Total expenses recognised in profit and loss	8	8
Actuarial (gains)/losses due to experience adjustments	(2)	(2)
Actuarial (gains)/losses due to changes in financial assumptions	(4)	(1)
Revaluation recognised directly in other comprehensive income	(6)	(3)
Defined benefit costs	2	5

In financial year 2025, actuarial gains of Euros 6 million are recognized in other comprehensive income (actuarial gains of Euros 3 million at 31 December 2024). Of this amount, a gain of Euros 4 million resulted from changes in actuarial assumptions (Euros 1 million of gains at 31 December 2024.

The following table shows the reconciliation of the net present value of the defined benefit obligation (DBO):

	Millions of Euros
	31/12/2025	31/12/2024
Net present value of defined benefit obligation	113	111

Current service cost	6	6
Interest expense	3	3
Expenses recognised in the statement of profit and loss	9	9

Actuarial losses due to experience adjustments	(2)	(2)
Actuarial gains due to changes in financial assumptions	(4)	(1)
Revaluation recognised directly in other comprehensive income	(6)	(3)

Pension benefits paid	(6)	(4)
Net present value of defined benefit obligations at 31 December	110	113

The following payments are expected to be made in subsequent years based on the current pension obligations of the Group:

	Millions of Euros
	31/12/2025	31/12/2024
In the next 12 months	5	7
Between 2 and 5 years	24	23
Between 5 and 10 years	31	30
After 10 years	128	127
Total expected payments	188	187

The weighted average term of the defined benefit plans is 11.6 years as of 31 December 2025 (11.7 years at 31 December 2024).

Plan assets of the Group were invested in the following asset classes as of the reporting date:

	Millions of Euros
	31/12/2025	31/12/2024
Cash and cash equivalents	—	3
Financial investment	3	—
Fund shares	8	8
Total assets	11	11

The plan assets transferred are invested in accordance with defined investment principles, whereby the maturity or termination option of the financial instruments must always be selected in such a way that the association can meet its payment obligations. In accordance with the investment principles, the assets can be invested in Euro time deposits as well as domestic government bonds, mortgage bonds or fund units in money market funds or corporate bonds, all in Euro. Loans can also be issued to the Group companies against the corresponding guarantees. A minimum rating of A- is required for all financial instruments.

The calculation of the pension plans is based on the following actuarial assumptions:

	31/12/2025	31/12/2024
Discount rate	3.9%	3.5%
Expected return on plan assets	3.3%	3.4%
Rate of increase for wages and salaries	3.4%	3.4%
Rate of interest for pensions	2.0%	2.0%
Employee turnover rate	3.0%	3.0%

Actuarial assumptions are mainly based on historical empirical values with the exception of the discount rate. The calculation was based on the published Heubeck 2018 G mortality tables.

Under IAS 19.145, the effect of any possible changes to parameters for the underlying assumptions used to calculate the pension obligations must be disclosed in the sensitivity analysis. Only changes that are realistically expected to occur in the following financial year are to be considered.

The actuarial rate of interest, salary trend, pension trend and life expectancy are regarded as material assumptions. These parameters are shown in the following overview together with information on the parameter changes and their impact on the net present value calculation as of 31 December 2025.

	Millions of Euros
	Parameter change	Impact on the pension obligation
Rate of interest	Increase by 50 basis points	(5)
Rate of interest	Decrease by 50 basis points	6
Pension trend	Increase by 100 basis points	6
Pension trend	Decrease by 100 basis points	(5)
Life expectancy	Increase by one year	3

The impact on the net present value calculation as of 31 December 2024 is as follows:

	Millions of Euros
	Parameter change	Impact on the pension obligation
Rate of interest	Increase by 50 basis points	(5)
Rate of interest	Decrease by 50 basis points	6
Pension trend	Increase by 100 basis points	6
Pension trend	Decrease by 100 basis points	(5)
Life expectancy	Increase by one year	3

An amount of Euros 14 million (Euros 13 million at 31 December 2024) was recognized as an expense for defined contribution plans and is broken down as follows:

	Millions of Euros
	31/12/2025	31/12/2024
Employer contributions to statutory pension scheme	14	13
	14	13